Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Borrowings

(in millions of Euros)	June 30, 2018							December 31, 2017
	Nominal Value in Currency	Nominal rate	Effective rate	Nominal Value In Euros	(Arrangement fees)	Accrued interests	Carrying value	Carrying value
Secured Pan US ABL (due 2022)	$90	Floating	4.32%	77	—	—	77	65
Secured Inventory Based Facility (due 2019)	—	Floating	—	—	—	—	—	—
Senior Unsecured Notes
Constellium N.V. (Issued May 2014, due 2024)	$400	5.75%	6.26%	343	(4)	2	341	332
Constellium N.V. (Issued May 2014, due 2021)	€300	4.63%	5.16%	300	(3)	2	299	298
Constellium N.V. (Issued February 2017, due 2025)	$650	6.63%	7.13%	558	(12)	12	558	541
Constellium N.V. (Issued November 2017, due 2026)	$500	5.88%	6.26%	429	(8)	10	431	413
Constellium N.V. (Issued November 2017, due 2026)	€400	4.25%	4.57%	400	(7)	6	399	395
Unsecured Revolving Credit Facility (due 2021)(A)	—	Floating	—	—	—	—	—	—
Other loans (including Finance leases)	—	—	—	76	—	3	79	83

Total Borrowings				2,183	(34)	35	2,184	2,127

Of which non-current							2,054	2,021
Of which current							130	106

Constellium N.V. Senior Notes are guaranteed by certain subsidiaries.

(A)	On March 28, 2018, Constellium Issoire entered into a €10 million unsecured Revolving Credit Facility with BPI France, a related party.

Summary of Reconciliation of Movement in Net Borrowings Explanatory

(in millions of Euros)	Period ended June 30, 2018	Year ended December 31, 2017
At January 1,	2,127	2,468
Cash flows
Proceeds from issuance of Senior Notes(A)(B)	—	1,440
Repayments of Senior Notes(B)(C)	—	(1,559)
Proceeds / (Repayments) from U.S. Revolving Credit Facilities and other loans	10	29
Arrangement fees payment	—	(29)
Finance lease repayment and others	(7)	(13)
Non-cash changes
Movement in interests accrued or capitalized	11	(13)
New finance leases	1	17
Deferred arrangement fees and step-up amortization	2	7
Effects of changes in foreign exchange rates	40	(220)

At end of the period	2,184	2,127

(A)	The proceeds from the Senior Notes issued on November 9, 2017 represented €830 million, converted at the issuance date exchange rate of EUR/USD=1.1630.
(B)	The proceeds from the Senior Notes issued on February 16, 2017 represented €610 million, converted at the issuance date exchange rate of EUR/USD=1.0652. The repurchase of Muscle Shoals Senior Notes was completed on the same day for the same amount.
(C)	The redemption of Secured and Unsecured Notes on November 9, 2017 represented €949 million, converted at the redemption date exchange rate of EUR/USD=1.1630.

Summary of Composition of Carrying Amounts of Total Borrowings

The composition of the carrying amounts of total borrowings in Euro equivalents is denominated in the currencies shown below:

(in millions of Euros)	At June 30, 2018	At December 31, 2017
U.S. Dollar	1,442	1,387
Euro	722	720
Other currencies	20	20

Total borrowings	2,184	2,127